Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value of Financial Assets And Liabilities Measured At Fair Value And Classification By Level Of Input

The following tables summarize the fair value of financial assets and liabilities (investments and convertible preferred stock warrant liabilities) that are measured at fair value, and the classification by level of input within the fair value hierarchy:

	Fair Value Measurements as of December 31, 2010
(in thousands)	Level 1	Level 2	Level 3	Total
Investments:
Money market funds	$7,529	$—	$—	$7,529
U.S. treasury notes	1,274	—	—	1,274
Commercial paper		6,749		6,749
Corporate securities	—	7,475	—	7,475
U.S. government-backed securities	—	10,677	—	10,677

Total investments	$8,803	$24,901	$—	$33,704

Convertible preferred stock warrant liabilities	$—	$—	$69	$69

	Fair Value Measurements as of December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total
Investments:
Money market funds	$2,973	$—	$—	$2,973
U.S. treasury notes	3,051	—	—	3,051
Corporate securities	—	6,022	—	6,022
U.S. government-backed securities	—	5,436	—	5,436

Total investments	$6,024	$11,458	$—	$17,482

Convertible preferred stock warrant liabilities	$—	$—	$117	$117

	Fair Value Measurements as of September 30, 2012
(in thousands)	Level 1	Level 2	Level 3	Total
	(unaudited)
Investments:
Money market funds	$5,733	$—	$—	$5,733
U.S. treasury notes	502	—	—	502
Commercial paper	—	4,248		4,248
Corporate securities	—	5,264	—	5,264
U.S. government-backed securities	—	8,307	—	8,307

Total investments	$6,235	$17,819	$—	$24,054

Convertible preferred stock warrant liabilities	$—	$—	$584	$584

Inputs Included in Option Pricing Model

The fair value of the convertible preferred stock warrant liabilities as of December 31, 2010 and 2011 was calculated by using an Option Pricing Model to allocate the total enterprise value to the various securities within the Company’s capital structure. The estimated total enterprise value was $99.5 million and $106.9 million at December 31, 2010 and December 31, 2011, respectively. The model’s inputs reflect assumptions that market participants would use in pricing the instrument in a current period transaction. Inputs to the model included:

	December 31,
	2010	2011
Time to liquidity (in years)	0.5	2.0
Volatility	57%	53%
Discounted cash flow rate	14%	14%
Risk free interest rate	0.21%	0.25%
Marketability discount rate	20%	27%

Fair Value Of Convertible Preferred Stock Warrant Liability

The following table presents changes in financial instruments measured at fair value using Level 3 inputs:

Convertible Preferred Stock Warrant Liabilities
(in thousands)
Balance at December 31, 2009	$71
Unrealized gain included in other income (expense), net	(2)

Balance at December 31, 2010	69
Unrealized loss included in other income (expense), net	48

Balance at December 31, 2011	117
Issuances (unaudited)	79
Unrealized loss included in other income (expense), net (unaudited)	388

Balance at September 30, 2012 (unaudited)	$584

Antidilutive Securities Excluded From Computation Of Earning Per Share

The following shares subject to outstanding potentially dilutive securities have been excluded from the computations of diluted net loss per common share as the effect of including such securities would be antidilutive:

	December 31,			September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Convertible Preferred Stock	10,657,030	10,657,030	10,657,030	10,657,030	12,329,330
Unvested Common Stock	237,641	172,402	139,033	156,785	—
Warrants to purchase Convertible Preferred Stock	38,997	38,997	38,997	38,997	55,513
Options to purchase Common Stock	1,040,658	962,781	1,086,299	1,175,855	1,057,468

	11,974,326	11,831,210	11,921,359	12,028,667	13,442,311

Pro Forma Net Loss Per Common Share

	Year Ended December 31, 2011	Nine Months Ended September 30, 2012
		(unaudited)
Weighted average common shares outstanding used to calculate basic and diluted net loss per common share	1,933,672	2,070,013
Pro forma adjustment to reflect the assumed conversion of preferred stock	10,657,030	11,522,793

Weighted average common shares outstanding used to calculate pro forma basic and diluted net loss per common share	12,590,702	13,592,806